UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22732

HORIZONS  ETF TRUST I
(Exact name of registrant as specified in charter)

c/o Horizons ETFs Management (US) LLC
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

Garrett Paolella
President/Chief Executive Officer
c/o Horizons ETFs Management (US) LLC
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Name and address of agent for service)

(212) 205-8300
Registrant's telephone number, including area code

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2017

Item 1. Portfolio of Investments.

Item I Portfolio of Investments
Portfolio of Investments - Horizons S&P 500® Covered Call ETF
July 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 100.4% †
Consumer Discretionary - 12.4%
Advance Auto Parts, Inc.	221	$24,754
Amazon.com, Inc. *	1,146	1,131,996
AutoNation, Inc. *	195	8,264
AutoZone, Inc. *	81	43,725
Best Buy Co., Inc.	798	46,555
BorgWarner, Inc.	590	27,577
CarMax, Inc. *	560	37,100
Carnival Corp.	1,209	80,737
CBS Corp. Class B	1,064	70,043
Charter Communications, Inc. Class A*	622	243,768
Chipotle Mexican Grill, Inc. *	82	28,189
Coach, Inc.	834	39,315
Comcast Corp., Class A	13,682	553,437
Darden Restaurants, Inc.	378	31,707
Delphi Automotive PLC	773	69,895
Discovery Communications, Inc. Class A *	461	11,341
Discovery Communications, Inc. Class C *	651	15,058
DISH Network Corp. *	681	43,604
Dollar General Corp.	751	56,445
Dollar Tree, Inc. *	689	49,663
DR Horton, Inc.	995	35,512
Expedia, Inc.	362	56,642
Foot Locker, Inc.	400	18,876
Ford Motor Co.	11,393	127,829
Gap Inc.	651	15,513
Garmin Ltd.	361	18,119
General Motors Co.	3,969	142,805
Genuine Parts Co.	416	35,331
Goodyear Tire & Rubber Co.	742	23,380
H&R Block, Inc.	628	19,154
Hanesbrands, Inc.	1,052	24,112
Harley-Davidson, Inc.	536	26,087
Hasbro, Inc.	330	34,940
Hilton Worldwide Holdings, Inc.	625	39,081
Home Depot, Inc.	3,456	517,018
Interpublic Group of Cos., Inc.	1,208	26,105
Kohl's Corp.	536	22,164
L Brands, Inc.	715	33,169
Leggett & Platt, Inc.	409	19,706
Lennar Corp.	577	30,258

LKQ Corp. *	893	30,862
Lowe's Cos., Inc.	2,480	191,952
Macy's, Inc.	893	21,209
Marriott International, Inc., Class A	897	93,458
Mattel, Inc.	1,030	20,621
McDonald's Corp.	2,356	365,510
MGM Resorts International	1,400	46,102
Michael Kors Holdings Ltd. *	492	17,928
Mohawk Industries, Inc. *	186	46,312
Netflix, Inc. *	1,245	226,167
Newell Brands, Inc.	1,413	74,493
News Corp. Class A	1,159	16,585
News Corp. Class B	336	4,939
NIKE, Inc. Class B	3,831	226,221
Nordstrom, Inc.	358	17,388
Omnicom Group, Inc.	671	52,835
O'Reilly Automotive, Inc. *	262	53,527
Priceline Group, Inc. *	141	286,018
PulteGroup, Inc.	859	20,977
PVH Corp.	233	27,795
Ralph Lauren Corp.	166	12,558
Ross Stores, Inc.	1,133	62,678
Royal Caribbean Cruises Ltd.	492	55,630
Scripps Networks Interactive, Inc. Class A	289	25,261
Signet Jewelers Ltd.	219	13,394
Staples, Inc.	1,979	20,087
Starbucks Corp.	4,186	225,960
Target Corp.	1,622	91,919
Tiffany & Co.	312	29,799
Time Warner, Inc.	2,241	229,523
TJX Cos., Inc.	1,859	130,706
Tractor Supply Co.	402	22,560
TripAdvisor, Inc. *	347	13,540
Twenty-First Century Fox, Inc., Class A	3,082	89,686
Twenty-First Century Fox, Inc., Class B	1,444	41,428
Ulta Beauty, Inc. *	169	42,454
Under Armour, Inc. Class A *	533	10,671
Under Armour, Inc. Class C *	577	10,449
VF Corp.	926	57,588
Viacom, Inc. Class B	1,020	35,618
Walt Disney Co.	4,205	462,256
Whirlpool Corp.	210	37,355
Wyndham Worldwide Corp.	311	32,459
Wynn Resorts Ltd.	230	29,748
Yum! Brands, Inc.	956	72,159
		7,575,359

Consumer Staples - 8.8%
Altria Group, Inc.	5,584	362,792
Archer-Daniels-Midland Co.	1,648	69,513
British American Tobacco PLC (a)	1,267	79,188
Brown-Forman Corp. Class B	520	25,688
Campbell Soup Co.	584	30,853
Church & Dwight Co., Inc.	742	39,586
Clorox Co.	372	49,658
Coca-Cola Co.	11,116	509,557
Colgate-Palmolive Co.	2,553	184,327
ConAgra Brands, Inc.	1,208	41,362
Constellation Brands, Inc. Class A	503	97,255
Costco Wholesale Corp.	1,267	200,832
Coty, Inc.	1,400	28,672
CVS Health Corp.	2,944	235,314
Dr. Pepper Snapple Group, Inc.	536	48,862
Estee Lauder Cos., Inc. Class A	651	64,442
General Mills, Inc.	1,665	92,674
Hershey Co.	402	42,335
Hormel Foods Corp.	822	28,088
JM Smucker Co.	335	40,836
Kellogg Co.	728	49,504
Kimberly-Clark Corp.	1,026	126,362
Kraft Heinz Co.	1,725	150,868
Kroger Co.	2,686	65,861
McCormick & Co., Inc.	337	32,116
Molson Coors Brewing Co. Class B	533	47,426
Mondelez International, Inc.	4,386	193,072
Monster Beverage Corp. *	1,160	61,190
PepsiCo, Inc.	4,129	481,483
Philip Morris International, Inc.	4,489	523,911
Procter & Gamble Co.	7,393	671,432
Sysco Corp.	1,422	74,826
Tyson Foods, Inc. Class A	834	52,842
Walgreens Boots Alliance, Inc.	2,468	199,094
Wal-Mart Stores, Inc.	4,269	341,477
Whole Foods Market, Inc.	918	38,336
		5,381,634

Energy - 6.0%
Anadarko Petroleum Corp.	1,644	75,082
Apache Corp.	1,110	54,923
Baker Hughes a GE Co.	1,251	46,149
Cabot Oil & Gas Corp.	1,370	34,072
Chesapeake Energy Corp. *	2,166	10,743
Chevron Corp.	5,477	598,034
Cimarex Energy Co.	289	28,620

Concho Resources, Inc. *	430	56,012
ConocoPhillips	3,612	163,876
Devon Energy Corp.	1,533	51,064
EOG Resources, Inc.	1,666	158,503
EQT Corp.	508	32,360
Exxon Mobil Corp.	12,250	980,490
Halliburton Co.	2,551	108,264
Helmerich & Payne, Inc.	326	16,502
Hess Corp.	796	35,454
Kinder Morgan, Inc.	5,605	114,510
Marathon Oil Corp.	2,534	30,991
Marathon Petroleum Corp.	1,531	85,721
National Oilwell Varco, Inc.	1,112	36,374
Newfield Exploration Co. *	580	16,663
Noble Energy, Inc.	1,251	36,166
Occidental Petroleum Corp.	2,225	137,794
ONEOK, Inc.	1,093	61,831
Phillips 66	1,267	106,111
Pioneer Natural Resources Co.	503	82,039
Range Resources Corp.	577	12,181
Schlumberger Ltd.	4,016	275,498
TechnipFMC PLC *	1,344	38,358
Tesoro Corp.	436	43,395
Valero Energy Corp.	1,292	89,109
Williams Cos., Inc.	2,408	76,526
		3,693,415

Financials - 14.5%
Affiliated Managers Group, Inc.	163	30,290
Aflac, Inc.	1,146	91,393
Allstate Corp.	1,073	97,643
American Express Co.	2,169	184,864
American International Group, Inc.	2,542	166,374
Ameriprise Financial, Inc.	440	63,747
Aon PLC	757	104,595
Arthur J Gallagher & Co.	536	31,511
Assurant, Inc.	169	17,791
Bank of America Corp.	28,772	693,981
Bank of New York Mellon Corp.	3,006	159,408
BB&T Corp.	2,378	112,527
Berkshire Hathaway, Inc. Class B *	5,491	960,760
BlackRock, Inc. Class A	350	149,285
Capital One Financial Corp.	1,395	120,221
CBOE Holdings, Inc.	268	25,334
Charles Schwab Corp.	3,559	152,681
Chubb Ltd.	1,348	197,428
Cincinnati Financial Corp.	452	34,424

Citigroup, Inc.	7,959	544,794
Citizens Financial Group, Inc.	1,500	52,620
CME Group, Inc.	982	120,413
Comerica, Inc.	503	36,372
Discover Financial Services, Inc. Class A	1,112	67,765
E*TRADE Financial Corp. *	803	32,923
Everest Re Group Ltd.	104	27,289
Fifth Third Bancorp	2,222	59,327
Franklin Resources, Inc.	989	44,287
Goldman Sachs Group, Inc.	1,058	238,399
Hartford Financial Services Group, Inc.	1,061	58,355
Huntington Bancshares Inc.	3,262	43,221
Intercontinental Exchange, Inc.	1,711	114,141
Invesco Ltd.	1,188	41,307
JPMorgan Chase & Co.	10,271	942,878
KeyCorp	3,165	57,097
Leucadia National Corp.	937	24,390
Lincoln National Corp.	675	49,316
Loews Corp.	805	39,187
M&T Bank Corp.	444	72,439
Marsh & McLennan Cos., Inc.	1,508	117,579
MetLife, Inc.	3,122	171,710
Moody's Corp.	480	63,182
Morgan Stanley	4,117	193,087
Nasdaq, Inc.	336	24,988
Navient Corp.	940	13,865
Northern Trust Corp.	625	54,694
People's United Financial, Inc.	937	16,341
PNC Financial Services Group, Inc.	1,398	180,062
Principal Financial Group, Inc.	769	51,331
Progressive Corp.	1,700	80,121
Prudential Financial, Inc.	1,251	141,651
Raymond James Financial, Inc.	372	30,947
Regions Financial Corp.	3,475	50,735
S&P Global, Inc.	751	115,346
State Street Corp.	1,021	95,188
SunTrust Banks, Inc.	1,396	79,977
Synchrony Financial	2,253	68,311
T. Rowe Price Group, Inc.	715	59,145
Torchmark Corp.	326	25,744
Travelers Cos., Inc.	807	103,369
Unum Group	675	33,838
US Bancorp	4,579	241,680
Wells Fargo & Co.	13,003	701,382
Willis Towers Watson PLC	372	55,383
XL Group Ltd.	784	34,810
Zions Bancorporation	604	27,373
		8,892,616

Health Care - 14.4%
Abbott Laboratories	5,016	246,687
AbbVie, Inc.	4,601	321,656
Aetna, Inc.	958	147,829
Agilent Technologies, Inc.	948	56,681
Alexion Pharmaceuticals, Inc. *	651	89,408
Align Technology, Inc. *	208	34,784
Allergan PLC	961	242,489
AmerisourceBergen Corp.	479	44,940
Amgen, Inc.	2,127	371,183
Anthem, Inc.	765	142,451
Baxter International, Inc.	1,433	86,668
Becton Dickinson and Co.	657	132,320
Biogen, Inc. *	616	178,387
Boston Scientific Corp. *	3,985	106,081
Bristol-Myers Squibb Co.	4,762	270,958
Cardinal Health, Inc.	912	70,461
Celgene Corp. *	2,257	305,620
Centene Corp. *	509	40,425
Cerner Corp. *	834	53,684
Cigna Corp.	739	128,261
Cooper Cos., Inc.	140	34,142
CR Bard, Inc.	208	66,685
Danaher Corp.	1,765	143,830
DaVita, Inc. *	459	29,734
DENTSPLY SIRONA, Inc.	692	42,925
Edwards Lifesciences Corp. *	609	70,145
Eli Lilly & Co.	2,807	232,027
Envision Healthcare Corp. *	327	18,453
Express Scripts Holding Co. *	1,715	107,427
Gilead Sciences, Inc.	3,777	287,392
HCA Healthcare, Inc. *	844	67,807
Henry Schein, Inc. *	237	43,184
Hologic, Inc. *	833	36,827
Humana, Inc.	416	96,179
IDEXX Laboratories, Inc. *	253	42,114
Illumina, Inc. *	416	72,321
Incyte Corp. *	505	67,311
Intuitive Surgical, Inc. *	106	99,455
Johnson & Johnson	7,787	1,033,491
Laboratory Corp. of America Holdings *	293	46,561
McKesson Corp.	609	98,579
Medtronic PLC	3,957	332,269
Merck & Co., Inc.	7,907	505,099
Mettler-Toledo International, Inc. *	73	41,835

Mylan NV *	1,364	53,182
Patterson Cos., Inc.	269	11,223
PerkinElmer, Inc.	330	21,724
Perrigo Co. PLC	416	31,167
Pfizer, Inc.	17,254	572,143
Quest Diagnostics, Inc.	403	43,649
Regeneron Pharmaceuticals, Inc. *	219	107,665
ResMed, Inc.	400	30,848
Stryker Corp.	896	131,801
Thermo Fisher Scientific, Inc.	1,130	198,349
UnitedHealth Group, Inc.	2,787	534,574
Universal Health Services, Inc. Class B	264	29,259
Varian Medical Systems, Inc. *	265	25,737
Vertex Pharmaceuticals, Inc. *	719	109,158
Waters Corp. *	232	40,238
Zimmer Biomet Holdings, Inc.	584	70,851
Zoetis, Inc.	1,438	89,904
		8,788,237

Industrials - 10.2%
3M Co.	1,727	347,421
Acuity Brands, Inc.	135	27,358
Alaska Air Group, Inc.	372	31,706
Allegion PLC	294	23,885
American Airlines Group, Inc.	1,423	71,776
AMETEK, Inc.	664	40,889
AO Smith Corp.	420	22,491
Arconic, Inc.	1,298	32,177
Boeing Co.	1,622	393,270
Caterpillar, Inc.	1,703	194,057
C.H. Robinson Worldwide, Inc.	417	27,355
Cintas Corp.	253	34,117
CSX Corp.	2,666	131,540
Cummins, Inc.	445	74,716
Deere & Co.	852	109,295
Delta Air Lines, Inc.	2,127	104,989
Dover Corp.	464	38,976
Eaton Corp PLC	1,292	101,099
Emerson Electric Co.	1,890	112,663
Equifax, Inc.	361	52,504
Expeditors International of Washington, Inc.	550	32,384
Fastenal Co.	867	37,246
FedEx Corp.	709	147,493
Flowserve Corp.	392	16,123
Fluor Corp.	416	18,067
Fortive Corp.	900	58,266
Fortune Brands Home & Security, Inc.	448	29,420

General Dynamics Corp.	819	160,794
General Electric Co.	25,178	644,809
Honeywell International, Inc.	2,203	299,872
IHS Markit Ltd. *	937	43,711
Illinois Tool Works, Inc.	897	126,217
Ingersoll-Rand PLC	739	64,943
Jacobs Engineering Group, Inc.	376	19,823
JB Hunt Transport Services, Inc.	269	24,401
Johnson Controls International PLC	2,711	105,593
Kansas City Southern	306	31,576
L3 Technologies, Inc.	226	39,543
Lockheed Martin Corp.	718	209,749
Masco Corp.	937	35,728
Nielsen Holdings PLC	997	42,881
Norfolk Southern Corp.	843	94,905
Northrop Grumman Corp.	510	134,196
PACCAR, Inc.	1,018	69,682
Parker-Hannifin Corp.	385	63,902
Pentair PLC	503	31,724
Quanta Services, Inc. *	453	15,280
Raytheon Co.	840	144,287
Republic Services, Inc. Class A	693	44,505
Robert Half International, Inc.	364	16,471
Rockwell Automation, Inc.	372	61,391
Rockwell Collins, Inc.	468	49,856
Roper Technologies, Inc.	298	69,273
Snap-on, Inc.	172	26,522
Southwest Airlines Co.	1,747	96,976
Stanley Black & Decker, Inc.	441	62,044
Stericycle, Inc. *	253	19,501
Textron, Inc.	772	37,928
TransDigm Group, Inc.	140	39,500
Union Pacific Corp.	2,334	240,309
United Continental Holdings, Inc. *	833	56,377
United Parcel Service, Inc. Class B	1,990	219,477
United Rentals, Inc. *	255	30,335
United Technologies Corp.	2,154	255,400
Verisk Analytics, Inc. *	464	40,489
Waste Management, Inc.	1,175	88,301
W.W. Grainger, Inc.	162	27,012
Xylem, Inc.	552	31,315
		6,227,881

Information Technology - 22.8%
Accenture PLC	1,792	230,845
Activision Blizzard, Inc.	2,030	125,413
Adobe Systems, Inc. *	1,430	209,481

Advanced Micro Devices, Inc. *	2,316	31,521
Akamai Technologies, Inc. *	520	24,513
Alliance Data Systems Corp.	163	39,353
Alphabet, Inc. Class A *	860	813,130
Alphabet, Inc. Class C *	862	802,091
Amphenol Corp. Class A	890	68,192
Analog Devices, Inc.	1,069	84,462
ANSYS, Inc. *	208	26,946
Apple, Inc.	15,208	2,261,886
Applied Materials, Inc.	3,106	137,627
Autodesk, Inc. *	560	62,042
Automatic Data Processing, Inc.	1,292	153,632
Broadcom Ltd.	1,160	286,126
CA, Inc.	893	27,719
Cisco Systems, Inc.	14,455	454,610
Citrix Systems, Inc. *	436	34,435
Cognizant Technology Solutions Corp.	1,702	117,983
Corning, Inc.	2,708	78,911
CSRA, Inc.	428	13,957
DXC Technology Co.	833	65,291
eBay, Inc. *	2,964	105,904
Electronic Arts, Inc. *	893	104,249
F5 Networks, Inc. *	200	24,150
Facebook, Inc. *	6,833	1,156,485
Fidelity National Information Services, Inc.	966	88,119
Fiserv, Inc. *	625	80,312
FLIR Systems, Inc.	416	15,525
Gartner, Inc. *	260	33,363
Global Payments, Inc.	448	42,278
Harris Corp.	352	40,293
Hewlett Packard Enterprise Co.	4,930	86,324
HP, Inc.	4,911	93,800
Intel Corp.	13,614	482,889
International Business Machines Corp.	2,470	357,335
Intuit, Inc.	714	97,968
Juniper Networks, Inc.	1,154	32,254
KLA-Tencor Corp.	464	42,980
Lam Research Corp.	465	74,149
Mastercard, Inc. Class A	2,711	346,466
Microchip Technology, Inc.	662	52,986
Micron Technology, Inc. *	3,031	85,232
Microsoft Corp.	22,320	1,622,664
Motorola Solutions, Inc.	471	42,710
NetApp, Inc.	788	34,215
NVIDIA Corp.	1,725	280,330
Oracle Corp.	8,684	433,592
Paychex, Inc.	229	13,248

Paypal Holdings, Inc. *	3,229	189,058
Qorvo, Inc. *	388	26,601
QUALCOMM, Inc.	4,270	227,121
Red Hat, Inc. *	513	50,720
salesforce.com, Inc. *	1,932	175,426
Seagate Technology PLC	863	28,444
Skyworks Solutions, Inc.	533	55,896
Symantec Corp.	1,784	55,286
Synopsys, Inc. *	426	32,619
TE Connectivity Ltd.	1,041	83,686
Texas Instruments, Inc.	2,880	234,374
Total System Services, Inc.	503	31,920
VeriSign, Inc. *	260	26,304
Visa, Inc. Class A	5,337	531,352
Western Digital Corp.	834	70,990
Western Union Co.	1,425	28,144
Xerox Corp.	625	19,169
Xilinx, Inc.	742	46,939
		13,934,035

Materials - 2.9%
Air Products & Chemicals, Inc.	639	90,834
Albemarle Corp.	319	36,940
Avery Dennison Corp.	262	24,348
Ball Corp.	1,058	44,330
CF Industries Holdings, Inc.	710	20,839
Dow Chemical Co.	3,270	210,065
Eastman Chemical Co.	420	34,927
Ecolab, Inc.	754	99,279
EI du Pont de Nemours & Co.	2,506	206,018
FMC Corp.	409	31,239
Freeport-McMoRan, Inc. *	3,890	56,872
International Flavors & Fragrances, Inc.	241	32,096
International Paper Co.	1,220	67,076
LyondellBasell Industries NV, Class A	954	85,946
Martin Marietta Materials, Inc.	186	42,116
Monsanto Co.	1,267	148,011
Mosaic Co.	1,059	25,564
Newmont Mining Corp.	1,533	56,982
Nucor Corp.	929	53,575
Packaging Corp of America	270	29,560
PPG Industries, Inc.	742	78,096
Praxair, Inc.	833	108,423
Sealed Air Corp.	577	25,105
Sherwin-Williams Co.	237	79,933
Vulcan Materials Co.	381	46,909
WestRock Co.	729	41,859
		1,776,942

Real Estate - 3.0%
Alexandria Real Estate Equities, Inc.	278	33,708
American Tower Corp.	1,228	167,413
Apartment Investment & Management Co.	481	21,910
AvalonBay Communities, Inc.	400	76,940
Boston Properties, Inc.	451	54,530
CBRE Group, Inc. *	882	33,507
Crown Castle International Corp.	1,070	107,621
Digital Realty Trust, Inc.	464	53,518
Duke Realty Corp.	1,000	28,590
Equinix, Inc.	225	101,414
Equity Residential	1,083	73,709
Essex Property Trust, Inc.	189	49,461
Extra Space Storage, Inc.	376	29,892
Federal Realty Investment Trust	208	27,587
GGP, Inc.	1,751	39,590
HCP, Inc.	1,400	44,310
Host Hotels & Resorts, Inc.	2,200	41,052
Iron Mountain, Inc.	729	26,557
Kimco Realty Corp.	1,251	25,245
Macerich Co.	359	20,603
Mid-America Apartment Communities, Inc.	327	33,854
Prologis, Inc.	1,532	93,161
Public Storage	431	88,601
Realty Income Corp.	760	43,366
Regency Centers Corp.	416	27,548
Simon Property Group, Inc.	902	142,967
SL Green Realty Corp.	312	32,220
UDR, Inc.	803	31,389
Ventas, Inc.	1,042	70,179
Vornado Realty Trust	503	39,913
Welltower, Inc.	1,072	78,674
Weyerhaeuser Co.	2,182	72,050
		1,811,079

Telecommunication Services - 2.2%
AT&T, Inc.	17,775	693,225
CenturyLink, Inc.	1,635	38,047
Level 3 Communications, Inc. *	869	50,993
Verizon Communications, Inc.	11,793	570,781
		1,353,046

Utilities - 3.2%
AES Corp.	1,946	21,756
Alliant Energy Corp.	669	27,115

Ameren Corp.	701	39,326
American Electric Power Co., Inc.	1,420	100,167
American Water Works Co., Inc.	536	43,470
CenterPoint Energy, Inc.	1,268	35,745
CMS Energy Corp.	844	39,026
Consolidated Edison, Inc.	904	74,905
Dominion Resources, Inc.	1,827	141,008
DTE Energy Co.	510	54,601
Duke Energy Corp.	2,042	173,815
Edison International	938	73,802
Entergy Corp.	537	41,199
Eversource Energy	929	56,474
Exelon Corp.	2,708	103,825
FirstEnergy Corp.	1,285	41,004
NextEra Energy, Inc.	1,354	197,806
NiSource, Inc.	983	25,617
NRG Energy, Inc.	963	23,709
PG&E Corp.	1,480	100,181
Pinnacle West Capital Corp.	337	29,228
PPL Corp.	1,975	75,702
Public Service Enterprise Group, Inc.	1,500	67,455
SCANA Corp.	436	28,065
Sempra Energy	725	81,932
Southern Co.	2,901	139,045
WEC Energy Group, Inc.	928	58,436
Xcel Energy, Inc.	1,482	70,113
		1,964,527

TOTAL COMMON STOCKS
(Cost $50,248,122)		61,398,771

TOTAL INVESTMENTS - 100.4%
(Cost $50,248,122)		61,398,771
Liabilities in Excess of Other Assets - (0.4%)		(223,673)
Total Net Assets - 100.0%		$61,175,098

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2017 was $42,951,380.
*	Non-income producing security.
(a)	American Depositary Receipt

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Horizons S&P 500® Covered Call ETF
SCHEDULE OF WRITTEN CALL OPTIONS

Number of Contracts		Fair Value
Written Call Options - (0.9)%
(50)	Abbott Laboratories, Strike @ 52.50, Exp 8/18/17	$(125)
(11)	Accenture PLC, Strike @ 130.00, Exp 8/18/17	(1,182)
(20)	Activision Blizzard, Inc., Strike @ 65.00, Exp 8/18/17	(1,980)
(1)	Acuity Brands, Inc., Strike @ 210.00, Exp 8/18/17	(157)
(14)	Adobe Systems, Inc., Strike @ 155.00, Exp 8/18/17	(490)
(2)	Advance Auto Parts, Inc., Strike @ 110.00, Exp 8/18/17	(1,140)
(15)	Advanced Micro Devices, Inc., Strike @ 15.00, Exp 8/18/17	(315)
(8)	Aetna, Inc., Strike @ 160.00, Exp 8/18/17	(708)
(1)	Affiliated Managers Group, Inc., Strike @ 185.00, Exp 8/18/17	(390)
(11)	Aflac, Inc., Strike @ 80.00, Exp 8/18/17	(825)
(6)	Agilent Technologies, Inc., Strike @ 62.50, Exp 8/18/17	(249)
(6)	Air Products & Chemicals, Inc., Strike @ 150.00, Exp 8/18/17	(225)
(2)	Alaska Air Group, Inc., Strike @ 90.00, Exp 8/18/17	(70)
(3)	Albemarle Corp., Strike @ 125.00, Exp 8/18/17	(202)
(2)	Alexandria Real Estate Equities, Inc., Strike @ 125.00, Exp 8/18/17	(80)
(6)	Alexion Pharmaceuticals, Inc., Strike @ 140.00, Exp 8/18/17	(1,455)
(2)	Align Technology, Inc., Strike @ 170.00, Exp 8/18/17	(485)
(2)	Allegion PLC, Strike @ 85.00, Exp 8/18/17	(20)
(6)	Allergan PLC, Strike @ 255.00, Exp 8/18/17	(2,325)
(1)	Alliance Data Systems Corp., Strike @ 240.00, Exp 8/18/17	(545)
(7)	Allstate Corp., Strike @ 90.00, Exp 8/18/17	(1,554)
(8)	Alphabet, Inc. Class A, Strike @ 1,035.00, Exp 8/18/17	(200)
(8)	Alphabet, Inc. Class C, Strike @ 1,010.00, Exp 8/18/17	(260)
(55)	Altria Group, Inc., Strike @ 75.00, Exp 8/18/17	(165)
(11)	Amazon.com, Inc., Strike @ 1,080.00, Exp 8/18/17	(1,342)
(14)	American Airlines Group, Inc., Strike @ 55.00, Exp 8/18/17	(168)
(10)	American Electric Power Co., Inc., Strike @ 70.00, Exp 8/18/17	(925)
(21)	American Express Co., Strike @ 87.50, Exp 8/18/17	(525)
(17)	American International Group, Inc., Strike @ 65.00, Exp 8/18/17	(2,524)
(10)	American Tower Corp., Strike @ 140.00, Exp 8/18/17	(675)
(3)	Ameriprise Financial, Inc., Strike @ 140.00, Exp 8/18/17	(1,650)
(4)	AmerisourceBergen Corp., Strike @ 95.00, Exp 8/18/17	(660)
(17)	Amgen, Inc., Strike @ 185.00, Exp 8/18/17	(170)
(11)	Anadarko Petroleum Corp., Strike @ 45.00, Exp 8/18/17	(1,826)
(10)	Analog Devices, Inc., Strike @ 82.50, Exp 8/18/17	(375)
(1)	ANSYS, Inc., Strike @ 130.00, Exp 8/18/17	(322)
(6)	Anthem, Inc., Strike @ 195.00, Exp 8/18/17	(204)
(4)	Aon PLC, Strike @ 140.00, Exp 8/18/17	(560)
(11)	Apache Corp., Strike @ 52.50, Exp 8/18/17	(440)
(4)	Apartment Investment & Management Co., Strike @ 45.00, Exp 8/18/17	(340)
(122)	Apple, Inc., Strike @ 155.00, Exp 8/18/17	(15,006)

(31)	Applied Materials, Inc., Strike @ 49.00, Exp 8/18/17	(511)
(16)	Archer-Daniels-Midland Co., Strike @ 43.00, Exp 8/18/17	(1,216)
(9)	Arconic, Inc., Strike @ 26.00, Exp 8/18/17	(270)
(5)	Arthur J Gallagher & Co., Strike @ 60.00, Exp 8/18/17	(87)
(1)	Assurant, Inc., Strike @ 110.00, Exp 8/18/17	(87)
(116)	AT&T, Inc., Strike @ 37.00, Exp 8/18/17	(24,418)
(4)	Autodesk, Inc., Strike @ 115.00, Exp 8/18/17	(692)
(7)	Automatic Data Processing, Inc., Strike @ 105.00, Exp 8/18/17	(10,045)
(1)	AutoNation, Inc., Strike @ 45.00, Exp 8/18/17	(45)
(4)	AvalonBay Communities, Inc., Strike @ 195.00, Exp 8/18/17	(660)
(2)	Avery Dennison Corp., Strike @ 95.00, Exp 8/18/17	(100)
(9)	Baker Hughes a GE Co., Strike @ 35.00, Exp 8/18/17	(1,957)
(7)	Ball Corp., Strike @ 43.75, Exp 8/18/17	(297)
(160)	Bank of America Corp., Strike @ 24.00, Exp 8/18/17	(7,280)
(30)	Bank of New York Mellon Corp., Strike @ 55.00, Exp 8/18/17	(435)
(14)	Baxter International, Inc., Strike @ 65.00, Exp 8/18/17	(91)
(17)	BB&T Corp., Strike @ 47.00, Exp 8/18/17	(1,317)
(6)	Becton Dickinson and Co., Strike @ 210.00, Exp 8/18/17	(450)
(5)	Best Buy Co., Inc., Strike @ 55.00, Exp 8/18/17	(1,875)
(6)	Biogen, Inc., Strike @ 295.00, Exp 8/18/17	(2,190)
(3)	BlackRock, Inc. Class A, Strike @ 440.00, Exp 8/18/17	(547)
(16)	Boeing Co., Strike @ 220.00, Exp 8/18/17	(37,360)
(5)	BorgWarner, Inc., Strike @ 47.50, Exp 8/18/17	(375)
(3)	Boston Properties, Inc., Strike @ 120.00, Exp 8/18/17	(817)
(21)	Boston Scientific Corp., Strike @ 28.00, Exp 8/18/17	(84)
(34)	Bristol-Myers Squibb Co., Strike @ 57.50, Exp 8/18/17	(2,669)
(9)	Broadcom Ltd, Strike @ 260.00, Exp 8/18/17	(1,305)
(8)	CA, Inc., Strike @ 36.00, Exp 8/18/17	(60)
(10)	Cabot Oil & Gas Corp., Strike @ 26.00, Exp 8/18/17	(275)
(4)	Campbell Soup Co., Strike @ 52.50, Exp 8/18/17	(390)
(7)	Capital One Financial Corp., Strike @ 87.50, Exp 8/18/17	(493)
(9)	Cardinal Health, Inc., Strike @ 80.00, Exp 8/18/17	(562)
(4)	CarMax, Inc., Strike @ 67.50, Exp 8/18/17	(450)
(7)	Carnival Corp., Strike @ 67.50, Exp 8/18/17	(630)
(14)	Caterpillar, Inc., Strike @ 110.00, Exp 8/18/17	(6,440)
(2)	CBOE Holdings, Inc., Strike @ 95.00, Exp 8/18/17	(225)
(7)	CBRE Group, Inc., Strike @ 39.00, Exp 8/18/17	(192)
(8)	CBS Corp. Class B, Strike @ 67.50, Exp 8/18/17	(788)
(14)	Celgene Corp., Strike @ 140.00, Exp 8/18/17	(1,274)
(5)	Centene Corp., Strike @ 90.00, Exp 8/18/17	(25)
(12)	CenterPoint Energy, Inc., Strike @ 29.00, Exp 8/18/17	(150)
(10)	CenturyLink, Inc., Strike @ 24.00, Exp 8/18/17	(525)
(6)	Cerner Corp., Strike @ 67.50, Exp 8/18/17	(105)
(5)	CF Industries Holdings, Inc., Strike @ 32.50, Exp 8/18/17	(155)
(4)	C.H. Robinson Worldwide, Inc., Strike @ 67.50, Exp 8/18/17	(180)
(30)	Charles Schwab Corp., Strike @ 43.00, Exp 8/18/17	(2,100)
(6)	Charter Communications, Inc. Class A, Strike @ 365.00, Exp 8/18/17	(18,060)

(36)	Chevron Corp., Strike @ 105.00, Exp 8/18/17	(16,380)
(13)	Chubb Ltd., Strike @ 150.00, Exp 8/18/17	(292)
(7)	Church & Dwight Co., Inc., Strike @ 55.00, Exp 8/18/17	(227)
(7)	Cigna Corp., Strike @ 180.00, Exp 8/18/17	(504)
(2)	Cimarex Energy Co., Strike @ 100.00, Exp 8/18/17	(545)
(3)	Cincinnati Financial Corp., Strike @ 75.00, Exp 8/18/17	(585)
(1)	Cintas Corp., Strike @ 135.00, Exp 8/18/17	(195)
(144)	Cisco Systems, Inc., Strike @ 33.00, Exp 8/18/17	(1,728)
(79)	Citigroup, Inc., Strike @ 67.50, Exp 8/18/17	(11,218)
(4)	Citrix Systems, Inc., Strike @ 87.50, Exp 8/18/17	(260)
(3)	Clorox Co., Strike @ 135.00, Exp 8/18/17	(480)
(9)	CME Group, Inc., Strike @ 125.00, Exp 8/18/17	(855)
(6)	Coach, Inc., Strike @ 50.00, Exp 8/18/17	(285)
(54)	Coca-Cola Co., Strike @ 45.00, Exp 8/18/17	(5,427)
(17)	Cognizant Technology Solutions Corp., Strike @ 72.50, Exp 8/18/17	(935)
(16)	Colgate-Palmolive Co., Strike @ 72.50, Exp 8/18/17	(1,752)
(76)	Comcast Corp. Class A, Strike @ 40.00, Exp 8/18/17	(7,334)
(5)	Comerica, Inc., Strike @ 75.00, Exp 8/18/17	(222)
(12)	ConAgra Brands, Inc., Strike @ 35.00, Exp 8/18/17	(390)
(3)	Concho Resources, Inc., Strike @ 130.00, Exp 8/18/17	(1,065)
(36)	ConocoPhillips, Strike @ 45.00, Exp 8/18/17	(3,996)
(5)	Consolidated Edison, Inc., Strike @ 82.50, Exp 8/18/17	(575)
(3)	Constellation Brands, Inc. Class A, Strike @ 200.00, Exp 8/18/17	(285)
(1)	Cooper Cos., Inc., Strike @ 260.00, Exp 8/18/17	(17)
(12)	Costco Wholesale Corp., Strike @ 155.00, Exp 8/18/17	(5,550)
(7)	Crown Castle International Corp., Strike @ 100.00, Exp 8/18/17	(1,347)
(20)	CSX Corp., Strike @ 52.50, Exp 8/18/17	(370)
(4)	Cummins, Inc., Strike @ 170.00, Exp 8/18/17	(1,280)
(29)	CVS Health Corp., Strike @ 80.00, Exp 8/18/17	(4,263)
(17)	Danaher Corp., Strike @ 85.00, Exp 8/18/17	(170)
(3)	DaVita, Inc., Strike @ 67.50, Exp 8/18/17	(180)
(7)	Deere & Co., Strike @ 130.00, Exp 8/18/17	(1,673)
(7)	Delphi Automotive PLC, Strike @ 95.00, Exp 8/18/17	(595)
(21)	Delta Air Lines, Inc., Strike @ 55.00, Exp 8/18/17	(178)
(6)	DENTSPLY SIRONA, Inc., Strike @ 65.00, Exp 8/18/17	(225)
(15)	Devon Energy Corp., Strike @ 34.00, Exp 8/18/17	(1,162)
(3)	Digital Realty Trust, Inc., Strike @ 115.00, Exp 8/18/17	(555)
(6)	Discover Financial Services, Inc. Class A, Strike @ 62.50, Exp 8/18/17	(225)
(3)	Discovery Communications, Inc. Class A, Strike @ 27.50, Exp 8/18/17	(22)
(5)	DISH Network Corp., Strike @ 67.50, Exp 8/18/17	(337)
(4)	Dollar General Corp., Strike @ 72.50, Exp 8/18/17	(1,320)
(4)	Dollar Tree, Inc., Strike @ 72.50, Exp 8/18/17	(600)
(10)	Dominion Resources, Inc., Strike @ 77.50, Exp 8/18/17	(875)
(4)	Dover Corp., Strike @ 85.00, Exp 8/18/17	(350)
(27)	Dow Chemical Co., Strike @ 67.50, Exp 8/18/17	(270)
(8)	DR Horton, Inc., Strike @ 38.00, Exp 8/18/17	(36)
(5)	Dr. Pepper Snapple Group, Inc., Strike @ 95.00, Exp 8/18/17	(100)

(5)	DTE Energy Co., Strike @ 110.00, Exp 8/18/17	(112)
(11)	Duke Energy Corp., Strike @ 85.00, Exp 8/18/17	(990)
(4)	DXC Technology Co., Strike @ 80.00, Exp 8/18/17	(520)
(8)	E*TRADE Financial Corp., Strike @ 43.00, Exp 8/18/17	(120)
(3)	Eastman Chemical Co., Strike @ 87.50, Exp 8/18/17	(37)
(9)	Eaton Corp PLC, Strike @ 80.00, Exp 8/18/17	(540)
(29)	eBay, Inc., Strike @ 39.00, Exp 8/18/17	(101)
(5)	Ecolab, Inc., Strike @ 135.00, Exp 8/18/17	(450)
(9)	Edison International, Strike @ 80.00, Exp 8/18/17	(337)
(6)	Edwards Lifesciences Corp., Strike @ 125.00, Exp 8/18/17	(60)
(25)	EI du Pont de Nemours & Co., Strike @ 87.50, Exp 8/18/17	(137)
(6)	Electronic Arts, Inc., Strike @ 115.00, Exp 8/18/17	(2,160)
(15)	Eli Lilly & Co., Strike @ 85.00, Exp 8/18/17	(278)
(10)	Emerson Electric Co., Strike @ 60.00, Exp 8/18/17	(825)
(4)	Entergy Corp., Strike @ 77.50, Exp 8/18/17	(210)
(3)	Envision Healthcare Corp., Strike @ 65.00, Exp 8/18/17	(45)
(16)	EOG Resources, Inc., Strike @ 97.50, Exp 8/18/17	(2,000)
(3)	EQT Corp., Strike @ 65.00, Exp 8/18/17	(360)
(2)	Equinix, Inc., Strike @ 460.00, Exp 8/18/17	(1,270)
(7)	Equity Residential, Strike @ 67.50, Exp 8/18/17	(910)
(1)	Essex Property Trust, Inc., Strike @ 270.00, Exp 8/18/17	(217)
(5)	Estee Lauder Cos., Inc. Class A, Strike @ 100.00, Exp 8/18/17	(1,025)
(1)	Everest Re Group Ltd., Strike @ 270.00, Exp 8/18/17	(88)
(18)	Exelon Corp., Strike @ 38.00, Exp 8/18/17	(1,260)
(3)	Expedia, Inc., Strike @ 160.00, Exp 8/18/17	(457)
(3)	Expeditors International of Washington, Inc., Strike @ 60.00, Exp 8/18/17	(232)
(14)	Express Scripts Holding Co., Strike @ 65.00, Exp 8/18/17	(623)
(2)	Extra Space Storage, Inc., Strike @ 80.00, Exp 8/18/17	(340)
(122)	Exxon Mobil Corp., Strike @ 82.50, Exp 8/18/17	(793)
(2)	F5 Networks, Inc., Strike @ 135.00, Exp 8/18/17	(13)
(49)	Facebook, Inc., Strike @ 170.00, Exp 8/18/17	(15,312)
(8)	Fastenal Co., Strike @ 44.00, Exp 8/18/17	(380)
(2)	Federal Realty Investment Trust, Strike @ 135.00, Exp 8/18/17	(230)
(7)	FedEx Corp., Strike @ 220.00, Exp 8/18/17	(210)
(5)	Fidelity National Information Services, Inc., Strike @ 90.00, Exp 8/18/17	(1,377)
(11)	Fifth Third Bancorp, Strike @ 26.00, Exp 8/18/17	(1,056)
(9)	FirstEnergy Corp., Strike @ 32.00, Exp 8/18/17	(292)
(6)	Fiserv, Inc., Strike @ 130.00, Exp 8/18/17	(1,005)
(3)	FLIR Systems, Inc., Strike @ 39.00, Exp 8/18/17	(37)
(4)	Fluor Corp., Strike @ 47.50, Exp 8/18/17	(110)
(4)	FMC Corp., Strike @ 80.00, Exp 8/18/17	(300)
(4)	Foot Locker, Inc., Strike @ 50.00, Exp 8/18/17	(420)
(4)	Fortune Brands Home & Security, Inc., Strike @ 70.00, Exp 8/18/17	(60)
(38)	Freeport-McMoRan, Inc., Strike @ 14.00, Exp 8/18/17	(3,154)
(6)	Gap Inc., Strike @ 25.00, Exp 8/18/17	(282)
(2)	Garmin Ltd., Strike @ 52.50, Exp 8/18/17	(173)
(2)	Gartner, Inc., Strike @ 130.00, Exp 8/18/17	(540)

(140)	General Electric Co., Strike @ 26.00, Exp 8/18/17	(2,520)
(12)	General Mills, Inc., Strike @ 55.00, Exp 8/18/17	(1,428)
(33)	General Motors Co., Strike @ 37.00, Exp 8/18/17	(709)
(4)	Genuine Parts Co., Strike @ 87.50, Exp 8/18/17	(170)
(17)	GGP, Inc., Strike @ 25.00, Exp 8/18/17	(323)
(23)	Gilead Sciences, Inc., Strike @ 75.00, Exp 8/18/17	(4,266)
(4)	Global Payments, Inc., Strike @ 100.00, Exp 8/18/17	(500)
(10)	Goldman Sachs Group, Inc., Strike @ 230.00, Exp 8/18/17	(1,425)
(6)	H&R Block, Inc., Strike @ 32.00, Exp 8/18/17	(90)
(25)	Halliburton Co., Strike @ 47.50, Exp 8/18/17	(87)
(6)	Hanesbrands, Inc., Strike @ 24.00, Exp 8/18/17	(225)
(4)	Harley-Davidson, Inc., Strike @ 50.00, Exp 8/18/17	(238)
(2)	Harris Corp., Strike @ 115.00, Exp 8/18/17	(395)
(9)	Hartford Financial Services Group, Inc., Strike @ 55.00, Exp 8/18/17	(693)
(14)	HCP, Inc., Strike @ 32.50, Exp 8/18/17	(280)
(3)	Helmerich & Payne, Inc., Strike @ 60.00, Exp 8/18/17	(22)
(2)	Henry Schein, Inc., Strike @ 190.00, Exp 8/18/17	(290)
(4)	Hershey Co., Strike @ 110.00, Exp 8/18/17	(98)
(5)	Hess Corp., Strike @ 45.00, Exp 8/18/17	(535)
(24)	Hewlett Packard Enterprise Co., Strike @ 18.00, Exp 8/18/17	(396)
(3)	Hilton Worldwide Holdings, Inc., Strike @ 62.50, Exp 8/18/17	(322)
(8)	Hologic, Inc., Strike @ 48.00, Exp 8/18/17	(260)
(24)	Home Depot, Inc., Strike @ 150.00, Exp 8/18/17	(6,036)
(10)	Honeywell International, Inc., Strike @ 135.00, Exp 8/18/17	(2,175)
(22)	HP, Inc., Strike @ 19.00, Exp 8/18/17	(946)
(4)	Humana, Inc., Strike @ 245.00, Exp 8/18/17	(470)
(2)	IDEXX Laboratories, Inc., Strike @ 175.00, Exp 8/18/17	(510)
(3)	Illumina, Inc., Strike @ 180.00, Exp 8/18/17	(1,395)
(5)	Incyte Corp., Strike @ 145.00, Exp 8/18/17	(1,012)
(87)	Intel Corp., Strike @ 35.00, Exp 8/18/17	(5,307)
(17)	Intercontinental Exchange, Inc., Strike @ 70.00, Exp 8/18/17	(467)
(24)	International Business Machines Corp., Strike @ 150.00, Exp 8/18/17	(360)
(2)	International Flavors & Fragrances, Inc., Strike @ 140.00, Exp 8/18/17	(215)
(8)	International Paper Co., Strike @ 57.50, Exp 8/18/17	(116)
(3)	Intuit, Inc., Strike @ 135.00, Exp 8/18/17	(1,125)
(1)	Intuitive Surgical, Inc., Strike @ 1,000.00, Exp 8/18/17	(75)
(4)	Iron Mountain, Inc., Strike @ 35.00, Exp 8/18/17	(700)
(3)	Jacobs Engineering Group, Inc., Strike @ 55.00, Exp 8/18/17	(172)
(2)	JB Hunt Transport Services, Inc., Strike @ 95.00, Exp 8/18/17	(55)
(3)	JM Smucker Co., Strike @ 120.00, Exp 8/18/17	(795)
(79)	JPMorgan Chase & Co., Strike @ 92.50, Exp 8/18/17	(6,201)
(10)	Juniper Networks, Inc., Strike @ 31.00, Exp 8/18/17	(30)
(2)	Kansas City Southern, Strike @ 105.00, Exp 8/18/17	(250)
(4)	Kellogg Co., Strike @ 67.50, Exp 8/18/17	(710)
(6)	Kimberly-Clark Corp., Strike @ 125.00, Exp 8/18/17	(690)
(12)	Kimco Realty Corp., Strike @ 20.00, Exp 8/18/17	(720)
(39)	Kinder Morgan, Inc., Strike @ 21.00, Exp 8/18/17	(370)

(4)	KLA-Tencor Corp., Strike @ 105.00, Exp 8/18/17	(30)
(4)	Kohl's Corp., Strike @ 42.50, Exp 8/18/17	(450)
(12)	Kraft Heinz Co., Strike @ 87.50, Exp 8/18/17	(2,040)
(26)	Kroger Co., Strike @ 24.00, Exp 8/18/17	(2,210)
(7)	L Brands, Inc., Strike @ 47.50, Exp 8/18/17	(927)
(1)	L3 Technologies, Inc., Strike @ 180.00, Exp 8/18/17	(103)
(2)	Laboratory Corp. of America Holdings, Strike @ 160.00, Exp 8/18/17	(360)
(4)	Lam Research Corp., Strike @ 175.00, Exp 8/18/17	(130)
(4)	Leggett & Platt, Inc., Strike @ 55.00, Exp 8/18/17	(10)
(5)	Lennar Corp., Strike @ 55.00, Exp 8/18/17	(72)
(6)	Leucadia National Corp., Strike @ 27.00, Exp 8/18/17	(105)
(8)	Level 3 Communications, Inc., Strike @ 60.00, Exp 8/18/17	(520)
(5)	Lincoln National Corp., Strike @ 72.50, Exp 8/18/17	(1,058)
(8)	LKQ Corp., Strike @ 35.00, Exp 8/18/17	(280)
(7)	Lockheed Martin Corp., Strike @ 295.00, Exp 8/18/17	(1,488)
(24)	Lowe's Cos., Inc., Strike @ 80.00, Exp 8/18/17	(1,188)
(9)	LyondellBasell Industries NV, Class A, Strike @ 90.00, Exp 8/18/17	(1,283)
(4)	M&T Bank Corp., Strike @ 165.00, Exp 8/18/17	(630)
(2)	Macerich Co., Strike @ 60.00, Exp 8/18/17	(180)
(8)	Macy's, Inc., Strike @ 25.00, Exp 8/18/17	(488)
(15)	Marathon Petroleum Corp., Strike @ 57.50, Exp 8/18/17	(600)
(6)	Marriott International, Inc., Class A, Strike @ 105.00, Exp 8/18/17	(1,215)
(8)	Marsh & McLennan Cos., Inc., Strike @ 80.00, Exp 8/18/17	(160)
(1)	Martin Marietta Materials, Inc., Strike @ 230.00, Exp 8/18/17	(455)
(9)	Masco Corp., Strike @ 40.00, Exp 8/18/17	(90)
(15)	Mastercard, Inc. Class A, Strike @ 130.00, Exp 8/18/17	(1,103)
(3)	McCormick & Co., Inc., Strike @ 95.00, Exp 8/18/17	(495)
(14)	McDonald's Corp., Strike @ 155.00, Exp 8/18/17	(2,793)
(4)	McKesson Corp., Strike @ 170.00, Exp 8/18/17	(130)
(39)	Medtronic PLC, Strike @ 87.50, Exp 8/18/17	(371)
(79)	Merck & Co., Inc., Strike @ 65.00, Exp 8/18/17	(3,121)
(19)	MetLife, Inc., Strike @ 55.00, Exp 8/18/17	(1,625)
(4)	Michael Kors Holdings Ltd., Strike @ 37.50, Exp 8/18/17	(540)
(6)	Microchip Technology, Inc., Strike @ 85.00, Exp 8/18/17	(360)
(23)	Micron Technology, Inc., Strike @ 34.00, Exp 8/18/17	(150)
(160)	Microsoft Corp., Strike @ 75.00, Exp 8/18/17	(3,200)
(3)	Mid-America Apartment Communities, Inc., Strike @ 105.00, Exp 8/18/17	(248)
(1)	Mohawk Industries, Inc., Strike @ 250.00, Exp 8/18/17	(340)
(4)	Molson Coors Brewing Co. Class B, Strike @ 90.00, Exp 8/18/17	(570)
(43)	Mondelez International, Inc., Strike @ 46.00, Exp 8/18/17	(1,785)
(10)	Monster Beverage Corp., Strike @ 55.00, Exp 8/18/17	(800)
(3)	Moody's Corp., Strike @ 135.00, Exp 8/18/17	(209)
(26)	Morgan Stanley, Strike @ 47.00, Exp 8/18/17	(2,002)
(10)	Mosaic Co., Strike @ 26.00, Exp 8/18/17	(180)
(3)	Motorola Solutions, Inc., Strike @ 92.50, Exp 8/18/17	(410)
(9)	Mylan NV, Strike @ 40.00, Exp 8/18/17	(639)
(2)	Nasdaq, Inc., Strike @ 72.50, Exp 8/18/17	(440)

(11)	National Oilwell Varco, Inc., Strike @ 36.00, Exp 8/18/17	(66)
(5)	Navient Corp., Strike @ 15.00, Exp 8/18/17	(150)
(7)	NetApp, Inc., Strike @ 47.00, Exp 8/18/17	(280)
(7)	Netflix, Inc., Strike @ 190.00, Exp 8/18/17	(1,372)
(14)	Newell Brands, Inc., Strike @ 55.00, Exp 8/18/17	(630)
(5)	Newfield Exploration Co., Strike @ 29.00, Exp 8/18/17	(538)
(15)	Newmont Mining Corp., Strike @ 36.00, Exp 8/18/17	(2,318)
(6)	News Corp. Class A, Strike @ 14.00, Exp 8/18/17	(315)
(9)	NextEra Energy, Inc., Strike @ 145.00, Exp 8/18/17	(2,025)
(9)	Nielsen Holdings PLC, Strike @ 41.00, Exp 8/18/17	(2,048)
(19)	NIKE, Inc. Class B, Strike @ 60.00, Exp 8/18/17	(969)
(7)	NiSource, Inc., Strike @ 26.00, Exp 8/18/17	(315)
(12)	Noble Energy, Inc., Strike @ 30.00, Exp 8/18/17	(480)
(3)	Nordstrom, Inc., Strike @ 50.00, Exp 8/18/17	(406)
(6)	Norfolk Southern Corp., Strike @ 120.00, Exp 8/18/17	(120)
(6)	Northern Trust Corp., Strike @ 90.00, Exp 8/18/17	(300)
(4)	Northrop Grumman Corp., Strike @ 270.00, Exp 8/18/17	(350)
(9)	NRG Energy, Inc., Strike @ 26.00, Exp 8/18/17	(450)
(7)	Nucor Corp., Strike @ 62.50, Exp 8/18/17	(91)
(17)	NVIDIA Corp., Strike @ 185.00, Exp 8/18/17	(3,366)
(22)	Occidental Petroleum Corp., Strike @ 62.50, Exp 8/18/17	(2,222)
(7)	ONEOK, Inc., Strike @ 55.00, Exp 8/18/17	(1,330)
(86)	Oracle Corp., Strike @ 52.50, Exp 8/18/17	(344)
(2)	O'Reilly Automotive, Inc., Strike @ 200.00, Exp 8/18/17	(1,490)
(7)	PACCAR, Inc., Strike @ 70.00, Exp 8/18/17	(385)
(3)	Parker-Hannifin Corp., Strike @ 170.00, Exp 8/18/17	(668)
(2)	Patterson Cos., Inc., Strike @ 44.00, Exp 8/18/17	(30)
(32)	PayPal Holdings, Inc., Strike @ 62.50, Exp 8/18/17	(800)
(41)	PepsiCo, Inc., Strike @ 120.00, Exp 8/18/17	(861)
(2)	PerkinElmer, Inc., Strike @ 70.00, Exp 8/18/17	(75)
(4)	Perrigo Co. PLC, Strike @ 80.00, Exp 8/18/17	(250)
(14)	PG&E Corp., Strike @ 70.00, Exp 8/18/17	(105)
(23)	Philip Morris International, Inc., Strike @ 120.00, Exp 8/18/17	(1,461)
(12)	Phillips 66, Strike @ 85.00, Exp 8/18/17	(810)
(5)	Pioneer Natural Resources Co., Strike @ 170.00, Exp 8/18/17	(988)
(13)	PNC Financial Services Group, Inc., Strike @ 130.00, Exp 8/18/17	(1,957)
(7)	PPG Industries, Inc., Strike @ 110.00, Exp 8/18/17	(105)
(19)	PPL Corp., Strike @ 39.00, Exp 8/18/17	(380)
(8)	Praxair, Inc., Strike @ 140.00, Exp 8/18/17	(140)
(1)	Priceline Group, Inc., Strike @ 2,100.00, Exp 8/18/17	(2,385)
(7)	Principal Financial Group, Inc., Strike @ 70.00, Exp 8/18/17	(105)
(58)	Procter & Gamble Co., Strike @ 90.00, Exp 8/18/17	(8,323)
(12)	Progressive Corp., Strike @ 47.00, Exp 8/18/17	(840)
(10)	Prologis, Inc., Strike @ 60.00, Exp 8/18/17	(1,375)
(11)	Prudential Financial, Inc., Strike @ 115.00, Exp 8/18/17	(1,546)
(10)	Public Service Enterprise Group, Inc., Strike @ 45.00, Exp 8/18/17	(600)
(2)	Public Storage, Strike @ 210.00, Exp 8/18/17	(245)

(6)	PulteGroup, Inc., Strike @ 25.00, Exp 8/18/17	(117)
(3)	Qorvo, Inc., Strike @ 75.00, Exp 8/18/17	(300)
(30)	QUALCOMM, Inc., Strike @ 55.00, Exp 8/18/17	(870)
(4)	Quanta Services, Inc., Strike @ 35.00, Exp 8/18/17	(220)
(2)	Quest Diagnostics, Inc., Strike @ 110.00, Exp 8/18/17	(155)
(1)	Ralph Lauren Corp., Strike @ 75.00, Exp 8/18/17	(340)
(5)	Range Resources Corp., Strike @ 23.00, Exp 8/18/17	(163)
(3)	Raymond James Financial, Inc., Strike @ 85.00, Exp 8/18/17	(225)
(5)	Raytheon Co., Strike @ 170.00, Exp 8/18/17	(1,650)
(3)	Red Hat, Inc., Strike @ 100.00, Exp 8/18/17	(383)
(3)	Regency Centers Corp., Strike @ 65.00, Exp 8/18/17	(488)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 555.00, Exp 8/18/17	(395)
(4)	Republic Services, Inc. Class A, Strike @ 65.00, Exp 8/18/17	(150)
(3)	Robert Half International, Inc., Strike @ 50.00, Exp 8/18/17	(15)
(3)	Rockwell Automation, Inc., Strike @ 170.00, Exp 8/18/17	(233)
(3)	Rockwell Collins, Inc., Strike @ 110.00, Exp 8/18/17	(127)
(2)	Roper Technologies, Inc., Strike @ 240.00, Exp 8/18/17	(235)
(11)	Ross Stores, Inc., Strike @ 57.50, Exp 8/18/17	(688)
(3)	Royal Caribbean Cruises Ltd., Strike @ 120.00, Exp 8/18/17	(327)
(4)	S&P Global, Inc., Strike @ 155.00, Exp 8/18/17	(640)
(16)	salesforce.com, Inc., Strike @ 92.50, Exp 8/18/17	(1,728)
(40)	Schlumberger Ltd., Strike @ 70.00, Exp 8/18/17	(2,180)
(2)	Scripps Networks Interactive, Inc. Class A, Strike @ 85.00, Exp 8/18/17	(530)
(5)	Sealed Air Corp., Strike @ 47.00, Exp 8/18/17	(75)
(4)	Sempra Energy, Strike @ 115.00, Exp 8/18/17	(310)
(2)	Sherwin-Williams Co., Strike @ 360.00, Exp 8/18/17	(30)
(1)	Signet Jewelers Ltd., Strike @ 60.00, Exp 8/18/17	(293)
(8)	Simon Property Group, Inc., Strike @ 165.00, Exp 8/18/17	(652)
(5)	Skyworks Solutions, Inc., Strike @ 115.00, Exp 8/18/17	(88)
(3)	SL Green Realty Corp., Strike @ 105.00, Exp 8/18/17	(225)
(1)	Snap-on, Inc., Strike @ 155.00, Exp 8/18/17	(230)
(20)	Southern Co., Strike @ 48.00, Exp 8/18/17	(1,060)
(35)	Starbucks Corp., Strike @ 60.00, Exp 8/18/17	(105)
(7)	State Street Corp., Strike @ 92.50, Exp 8/18/17	(1,337)
(2)	Stericycle, Inc., Strike @ 80.00, Exp 8/18/17	(320)
(8)	Stryker Corp., Strike @ 150.00, Exp 8/18/17	(440)
(13)	SunTrust Banks, Inc., Strike @ 60.00, Exp 8/18/17	(195)
(17)	Symantec Corp., Strike @ 33.00, Exp 8/18/17	(468)
(4)	Synopsys, Inc., Strike @ 80.00, Exp 8/18/17	(270)
(7)	T. Rowe Price Group, Inc., Strike @ 85.00, Exp 8/18/17	(368)
(9)	Target Corp., Strike @ 55.00, Exp 8/18/17	(1,967)
(10)	TE Connectivity Ltd., Strike @ 85.00, Exp 8/18/17	(100)
(4)	Tesoro Corp., Strike @ 100.00, Exp 8/18/17	(760)
(18)	Texas Instruments, Inc., Strike @ 82.50, Exp 8/18/17	(1,467)
(5)	Textron, Inc., Strike @ 49.00, Exp 8/18/17	(513)
(7)	Thermo Fisher Scientific, Inc., Strike @ 185.00, Exp 8/18/17	(53)
(2)	Tiffany & Co., Strike @ 95.00, Exp 8/18/17	(429)

(13)	Time Warner, Inc., Strike @ 100.00, Exp 8/18/17	(3,868)
(12)	TJX Cos., Inc., Strike @ 70.00, Exp 8/18/17	(2,070)
(3)	Torchmark Corp., Strike @ 80.00, Exp 8/18/17	(188)
(5)	Total System Services, Inc., Strike @ 65.00, Exp 8/18/17	(250)
(3)	Tractor Supply Co., Strike @ 55.00, Exp 8/18/17	(585)
(1)	TransDigm Group, Inc., Strike @ 300.00, Exp 8/18/17	(258)
(5)	Travelers Cos., Inc., Strike @ 125.00, Exp 8/18/17	(1,775)
(3)	TripAdvisor, Inc., Strike @ 42.00, Exp 8/18/17	(338)
(25)	Twenty-First Century Fox, Inc., Class A, Strike @ 29.00, Exp 8/18/17	(2,062)
(14)	Twenty-First Century Fox, Inc., Class B, Strike @ 29.00, Exp 8/18/17	(910)
(5)	Tyson Foods, Inc. Class A, Strike @ 62.50, Exp 8/18/17	(1,213)
(8)	UDR, Inc., Strike @ 40.00, Exp 8/18/17	(160)
(1)	Ulta Beauty, Inc., Strike @ 265.00, Exp 8/18/17	(103)
(5)	Under Armour, Inc. Class A, Strike @ 22.50, Exp 8/18/17	(213)
(4)	Under Armour, Inc. Class C, Strike @ 20.00, Exp 8/18/17	(190)
(23)	Union Pacific Corp., Strike @ 110.00, Exp 8/18/17	(242)
(8)	United Continental Holdings, Inc., Strike @ 75.00, Exp 8/18/17	(104)
(19)	United Parcel Service, Inc. Class B, Strike @ 115.00, Exp 8/18/17	(209)
(2)	United Rentals, Inc., Strike @ 125.00, Exp 8/18/17	(210)
(16)	United Technologies Corp., Strike @ 125.00, Exp 8/18/17	(208)
(22)	UnitedHealth Group, Inc., Strike @ 195.00, Exp 8/18/17	(2,167)
(6)	Unum Group, Strike @ 49.00, Exp 8/18/17	(930)
(27)	US Bancorp, Strike @ 52.50, Exp 8/18/17	(2,295)
(12)	Valero Energy Corp., Strike @ 70.00, Exp 8/18/17	(666)
(1)	Varian Medical Systems, Inc., Strike @ 105.00, Exp 8/18/17	(8)
(8)	Ventas, Inc., Strike @ 70.00, Exp 8/18/17	(100)
(1)	VeriSign, Inc., Strike @ 100.00, Exp 8/18/17	(238)
(4)	Verisk Analytics, Inc., Strike @ 90.00, Exp 8/18/17	(340)
(93)	Verizon Communications, Inc., Strike @ 45.00, Exp 8/18/17	(32,085)
(4)	Vertex Pharmaceuticals, Inc., Strike @ 165.00, Exp 8/18/17	(340)
(6)	VF Corp., Strike @ 60.00, Exp 8/18/17	(1,545)
(8)	Viacom, Inc. Class B, Strike @ 37.50, Exp 8/18/17	(300)
(30)	Visa, Inc. Class A, Strike @ 100.00, Exp 8/18/17	(3,000)
(5)	Vornado Realty Trust, Strike @ 80.00, Exp 8/18/17	(400)
(3)	Vulcan Materials Co., Strike @ 130.00, Exp 8/18/17	(383)
(16)	Walgreens Boots Alliance, Inc., Strike @ 80.00, Exp 8/18/17	(2,280)
(33)	Wal-Mart Stores, Inc., Strike @ 77.50, Exp 8/18/17	(9,306)
(42)	Walt Disney Co., Strike @ 110.00, Exp 8/18/17	(8,085)
(6)	Waste Management, Inc., Strike @ 75.00, Exp 8/18/17	(495)
(2)	Waters Corp., Strike @ 190.00, Exp 8/18/17	(20)
(88)	Wells Fargo & Co., Strike @ 55.00, Exp 8/18/17	(1,628)
(8)	Welltower, Inc., Strike @ 75.00, Exp 8/18/17	(120)
(7)	Western Digital Corp., Strike @ 100.00, Exp 8/18/17	(32)
(14)	Western Union Co., Strike @ 20.00, Exp 8/18/17	(525)
(5)	WestRock Co., Strike @ 60.00, Exp 8/18/17	(250)
(2)	Whirlpool Corp., Strike @ 200.00, Exp 8/18/17	(20)
(24)	Williams Cos., Inc., Strike @ 33.00, Exp 8/18/17	(552)

(2)	Willis Towers Watson PLC, Strike @ 150.00, Exp 8/18/17	(480)
(1)	W.W. Grainger, Inc., Strike @ 170.00, Exp 8/18/17	(165)
(2)	Wyndham Worldwide Corp., Strike @ 105.00, Exp 8/18/17	(580)
(2)	Wynn Resorts Ltd., Strike @ 140.00, Exp 8/18/17	(94)
(6)	Xerox Corp., Strike @ 31.00, Exp 8/18/17	(390)
(7)	Xilinx, Inc., Strike @ 70.00, Exp 8/18/17	(88)
(7)	XL Group Ltd., Strike @ 48.00, Exp 8/18/17	(39)
(5)	Xylem, Inc., Strike @ 60.00, Exp 8/18/17	(150)
(5)	Yum! Brands, Inc., Strike @ 75.00, Exp 8/18/17	(963)
(5)	Zimmer Biomet Holdings, Inc., Strike @ 135.00, Exp 8/18/17	(38)
(5)	Zions Bancorporation, Strike @ 45.00, Exp 8/18/17	(518)
(14)	Zoetis, Inc., Strike @ 65.00, Exp 8/18/17	(490)
	Total Written Call Options (Premiums Received $467,162)	$(533,142)

Sector Allocation
(as of July 31, 2017)
Information Technology	22.8%
Financials	14.5
Health Care	14.4
Consumer Discretionary	12.4
Industrials	10.2
Consumer Staples	8.8
Energy	6.0
Utilities	3.2
Real Estate	3.0
Materials	2.9
Telecommunication Services	2.2
Total Investments	100.4
Other Assets in Excess of Liabilities	(0.4)
Net Assets	100.0%

Percentages indicated are based upon net assets.

Horizons ETF Trust I	July 31, 2017
NOTES TO SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

1. Organization

Horizons ETF Trust I (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of five investment portfolios.  The Schedule of Investments herein relate to the Horizons S&P 500® Covered Call ETF (the "S&P 500 Fund" or the "Fund"), which is a series of the Trust.  The Fund is classified as a diversified, open-end management investment company under the Investment Company Act of 1940 as amended (the “1940 Act”).  The Fund follows accounting and reporting guidance under the Financial Accounting Standards Board (FASB) Codification Topic 946 – Financial Services – Investment Companies.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund's prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments and Schedule of Written Call Options. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments and Schedule of Written Call Options may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund's Valuation Committee, in accordance with the Fund's Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

Horizons ETF Trust I	July 31, 2017
NOTES TO SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

The following is a summary of the valuations as of July 31, 2017 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$61,398,771	$–	$–	$61,398,771
Total Investment Securities	61,398,771	–	–	61,398,771
Other Financial Instruments:
Written Call Options	-	(533,142)	–	(533,142)
Total Investments	$61,398,771	$(533,142)	$–	$60,865,629

Please refer to the Schedule of Investments to view equity securities segregated by industry type. The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the beginning of the reporting period.  Prior to May 1, 2017, the Fund’s policy was to disclose transfers between fair value hierarchy levels at the end of the reporting period. As of July 31, 2017, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the period ended July 31, 2017, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the period ended July 31, 2017:
S&P 500 Fund	Number of Contracts	Premiums Received
Options outstanding at April 30, 2017	6,820	$534,886
Options written	20,823	1,733,754
Options expired	-	-
Options exercised	(314)	(43,929)
Options closed	(21,740)	(1,757,549)
Options outstanding at July 31, 2017	5,589	$467,162

Horizons ETF Trust I	July 31, 2017
NOTES TO SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

Investment Transactions

For financial reporting purposes, portfolio transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund's prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund's Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax

At July 31, 2017, the tax cost, gross unrealized appreciation, and gross unrealized depreciation on securities, for federal income tax purposes were as follows:
Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$50,248,122	$13,521,183	$(2,370,534)	$11,150,649

^ Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal tax income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

5. Subsequent Events

The Fund’s fiscal year end will change to October 31 and will file an annual report as of October 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    HORIZONS ETF TRUST I

By (Signature and Title) /s/ Garrett K. Paolella
                                            Garrett K. Paolella
                                            President/Chief Executive Officer
                                            (Principal Executive Officer)

Date:  September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and o dates indicated.

By (Signature and Title) /s/ Garrett K. Paolella
                                            Garrett K. Paolella
                                            President/Chief Executive Officer
                                            (Principal Executive Officer)

Date:  September 18, 2017

By (Signature and Title) /s/ Christopher W. Roleke
                                            Christopher W. Roleke,
                                            Treasurer (Principal Financial Officer)

Date:  September 22, 2017